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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-82510


             SUPPLEMENT DATED JUNE 18, 2001 TO THE PROSPECTUS OF
            MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                                CLASS Y SHARES
                              DATED MAY 1, 2001

   AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES IS RENAMED MORGAN STANLEY VARIABLE INVESTMENT SERIES. All references in the current Prospectus to "Morgan Stanley Dean Witter Variable Investment Series" or "the Fund" apply to Morgan Stanley Variable Investment Series.

   AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER ADVISORS INC., THE FUND'S INVESTMENT MANAGER, IS RENAMED MORGAN STANLEY INVESTMENT ADVISORS INC. All references in the current Prospectus to "Morgan Stanley Dean Witter Advisors Inc.," or "the Investment Manager" apply to Morgan Stanley Investment Advisors Inc.

   AS OF JUNE 18, 2001, MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., A SUBSIDIARY OF MORGAN STANLEY DEAN WITTER ADVISORS INC. THAT PERFORMS CERTAIN ADMINISTRATIVE SERVICES FOR THE FUND, IS RENAMED MORGAN STANLEY SERVICES COMPANY INC. All references in the current Prospectus to "Morgan Stanley Dean Witter Services Company Inc." apply to Morgan Stanley Services Company Inc.